UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.7%
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	$5,250	$4,809,892
Alaska — 1.0%
Northern Tobacco Securitization Corp., RB, Asset-Backed, Series A:
4.63%, 6/01/23	2,500	2,451,250
5.00%, 6/01/46	6,450	4,747,651
		7,198,901
Arizona — 6.7%
Arizona State Transportation Board, RB, Sub-Series A, 5.00%, 7/01/23	5,240	5,734,551
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	3,300	2,264,097
Phoenix IDA Arizona, Refunding RB, America West Airlines Inc. Project, AMT:
6.25%, 6/01/19	3,000	2,704,050
6.30%, 4/01/23	5,090	4,432,677
Pima County IDA, IDRB, Tucson Electric Power Co., Series A, 6.38%, 9/01/29	3,000	3,070,200
Pima County IDA, Refunding RB, Charter Schools II, Series A, 6.75%, 7/01/31	720	720,288
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	7,365	7,336,203
5.00%, 12/01/37	14,190	14,087,265
Vistancia Community Facilities District Arizona, GO, 5.75%, 7/15/24	2,125	2,287,924
Yavapai County IDA Arizona, RB, Yavapai Regional Medical Center, Series A, 6.00%, 8/01/33	3,900	3,962,439
		46,599,694
Arkansas — 0.5%
County of Little River Arkansas, Refunding RB, Georgia-Pacific Corp. Project, AMT, 5.60%, 10/01/26	3,385	3,395,697
California — 9.8%
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	3,155	3,639,482
St. Joseph Health System, Series A, 5.75%, 7/01/39	4,425	4,852,145
Sutter Health, Series B, 6.00%, 8/15/42	6,465	7,447,939
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	2,385	2,753,077
California Statewide Communities Development Authority, RB, John Muir Health, 5.13%, 7/01/39	4,375	4,565,269
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	1,605	1,786,413

Municipal Bonds	Par (000)	Value
California (concluded)
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	$11,970	$13,233,433
State of California, GO:
(AMBAC), 5.00%, 4/01/31	10	10,474
Various Purpose, 6.00%, 3/01/33	5,085	6,040,065
Various Purpose, 6.50%, 4/01/33	14,075	17,311,405
Various Purpose, 5.00%, 10/01/41	6,190	6,702,532
		68,342,234
Colorado — 2.5%
City & County of Denver Colorado, RB, Series D, AMT (AMBAC), 7.75%, 11/15/13	2,785	2,980,925
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series D-2, AMT, 6.90%, 4/01/29	115	121,481
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment:
8.00%, 12/01/25	6,850	7,079,269
Subordinate, 8.13%, 12/01/25	1,885	1,832,088
University of Colorado, RB, Series A:
5.25%, 6/01/30	2,250	2,693,812
5.38%, 6/01/32	1,250	1,491,238
5.38%, 6/01/38	830	954,741
		17,153,554
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, 5.00%, 11/15/40	2,770	2,976,669
Wesleyan University, 5.00%, 7/01/35	2,225	2,507,909
Wesleyan University, 5.00%, 7/01/39	5,000	5,569,550
		11,054,128
Delaware — 1.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	2,305	2,389,686
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	8,275	8,357,088
		10,746,774
District of Columbia — 2.7%
District of Columbia, Tax Allocation Bonds, City Market of Street Project, 5.13%, 6/01/41	4,440	4,651,388

MUNIYIELD FUND, INC.	JANUARY 31, 2012	1

Schedule of Investments (continued)	MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, RB:
CAB, Second Senior Lien, Series B (AGC), 7.00%, 10/01/31 (a)	$8,350	$3,119,226
CAB, Second Senior Lien, Series B (AGC), 7.03%, 10/01/32 (a)	15,000	5,265,750
CAB, Second Senior Lien, Series B (AGC), 7.05%, 10/01/33 (a)	13,410	4,446,756
First Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,628,850
		19,111,970
Florida — 6.9%
City of Clearwater Florida, RB, Series A, 5.25%, 12/01/39	6,900	7,750,908
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	2,155	2,415,496
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	7,530	8,322,231
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	2,500	2,490,525
Hillsborough County IDA, RB, National Gypsum Co., AMT:
Series A, 7.13%, 4/01/30	11,500	10,697,300
Series B, 7.13%, 4/01/30	5,000	4,651,000
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	4,615	4,931,728
Midtown Miami Community Development District, Special Assessment Bonds, Series B, 6.50%, 5/01/37	5,170	5,236,021
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (b)(c)	4,620	1,616,908
		48,112,117
Georgia — 1.3%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,700	1,836,187
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	6,945	7,558,591
		9,394,778
Guam — 0.7%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	1,270	1,397,406
6.75%, 11/15/29	1,815	1,932,140
7.00%, 11/15/39	1,200	1,270,968
		4,600,514

Municipal Bonds	Par (000)	Value
Hawaii — 0.4%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	$2,760	$3,077,455
Idaho — 1.4%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	10,000	10,011,600
Illinois — 9.6%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	872,350
City of Chicago Illinois, GO, Board of Education, Series A:
5.50%, 12/01/39	4,280	4,849,582
5.00%, 12/01/41	1,410	1,509,532
City of Chicago Illinois, RB:
General Third Lien, Series A, 5.63%, 1/01/35	4,200	4,778,382
Series A, 5.25%, 1/01/38	1,660	1,871,916
Series A, 5.75%, 1/01/39	3,500	3,994,900
Series C, 6.50%, 1/01/41	11,920	14,404,605
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	2,130	2,375,781
Illinois Finance Authority, RB, Navistar International, Recovery Zone, 6.50%, 10/15/40	3,130	3,321,243
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	3,235	3,537,375
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	875	736,943
Metropolitan Pier & Exposition Authority, Refunding RB McCormick Place Expansion Project (AGM):
CAB, Series B, 6.25%, 6/15/46 (a)	11,405	1,754,887
CAB, Series B, 6.25%, 6/15/47 (a)	27,225	3,953,614
Series B, 5.00%, 6/15/50	6,405	6,587,735
Series B-2, 5.00%, 6/15/50	5,085	5,228,295
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,730	3,114,712
6.00%, 6/01/28	2,335	2,618,282
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,275	1,411,846
		66,921,980
Indiana — 2.2%
Indiana Finance Authority, RB:
Sisters of St. Francis Health, 5.25%, 11/01/39	1,690	1,815,499
Waste Water Utility, First Lien, CWA Authority, Series A, 5.25%, 10/01/38	3,200	3,577,792

MUNIYIELD FUND, INC.	JANUARY 31, 2012	2

Schedule of Investments (continued)	MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	$6,645	$7,383,393
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,230	2,543,315
		15,319,999
Iowa — 0.6%
Iowa State Student Loan Liquidity Corp., RB, Senior-Series A-1, AMT, 5.15%, 12/01/22	4,165	4,466,921
Kansas — 1.2%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.75%, 11/15/38	4,380	5,017,597
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	3,365	3,586,585
		8,604,182
Louisiana — 3.7%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	1,610	1,789,918
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	9,000	9,717,210
New Orleans Aviation Board, Refunding RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	1,260	1,354,424
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	13,000	13,038,610
		25,900,162
Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	3,140	3,335,559
Maryland — 0.7%
County of Prince George’s Maryland, SO, National Harbor Project, 5.20%, 7/01/34	1,500	1,451,730
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	880	907,817
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,690	1,751,719
Maryland Industrial Development Financing Authority, RB, Our Lady Of Good Counsel School, Series A, 6.00%, 5/01/35	500	508,785
		4,620,051

Municipal Bonds	Par (000)	Value
Massachusetts — 1.6%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A-1, 5.25%, 7/01/29	$3,250	$4,357,600
Massachusetts Development Finance Agency, RB, Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	3,500	3,231,060
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	3,640	3,881,114
		11,469,774
Michigan — 3.2%
City of Detroit Michigan, RB, Series B, Senior Lien, Series B (AGM), 7.50%, 7/01/33	1,835	2,316,229
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	2,795	3,012,451
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	6,085	6,563,038
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
8.00%, 9/01/29	2,000	2,521,940
8.25%, 9/01/39	6,365	7,871,086
		22,284,744
Minnesota — 2.9%
City of Eden Prairie Minnesota, RB, Rollin Hills Project, Series A (Ginnie Mae):
6.00%, 8/20/21	420	441,869
6.20%, 2/20/43	2,000	2,102,420
City of Minneapolis Minnesota, HRB, Gaar Scott Loft Project, Mandatory Put Bonds, AMT, 5.95%, 5/01/30 (d)	850	851,717
Tobacco Securitization Authority Minnesota, Refunding RB, Tobacco Settlement, Series B:
5.25%, 3/01/25	9,110	10,295,666
5.25%, 3/01/31	6,215	6,741,411
		20,433,083
Mississippi — 0.1%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	280	314,496
New Jersey — 7.9%
New Jersey EDA, RB:
Cigarette Tax, 5.50%,6/15/24	9,715	9,785,531
ontinental Airlines Inc. Project, AMT, 6.25%, 9/15/19	3,905	3,904,610

MUNIYIELD FUND, INC.	JANUARY 31, 2012	3

Schedule of Investments (continued)	MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, RB (concluded):
Continental Airlines Inc. Project, AMT, 6.25%, 9/15/29	$11,000	$10,952,590
First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	710	685,512
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	230	211,303
First Mortgage, Presbyterian Homes, Series A, 6.38%, 11/01/31	3,000	2,760,660
Kapkowski Road Landfill Project, Series 1998B-MB, AMT, 6.50%, 4/01/31	2,500	2,652,750
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	10,000	10,431,700
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association (b)(c):
6.00%, 7/01/13	1,335	13
6.63%, 7/01/36	1,835	18
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AMBAC), 5.05%, 12/15/35 (a)	13,110	3,892,490
Series A, 5.50%, 6/15/41	3,630	4,165,026
Series B, 5.25%, 6/15/36	4,990	5,614,499
		55,056,702
New York — 4.3%
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	2,100	2,123,961
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	4,910	5,432,768
Transportation, Series D, 5.25%, 11/15/40	2,465	2,733,685
New York City Industrial Development Agency, RB, British Airways Plc Project, AMT, 7.63%, 12/01/32	1,250	1,250,750
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	2,480	2,684,600
Oneida County Industrial Development Agency, RB, Hamilton College Civic Facility, Series 2002, 5.00%, 9/15/26	1,990	2,297,495
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	2,625	2,841,563
6.00%, 12/01/42	1,485	1,601,973

Municipal Bonds	Par (000)	Value
New York (concluded)
Triborough Bridge & Tunnel Authority, RB, Subordinate Bonds, 5.25%, 11/15/30	$5,000	$5,306,850
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	3,450	3,464,731
		29,738,376
North Carolina — 1.2%
North Carolina HFA, RB:
Home Ownership, Series 8A, AMT, 6.20%, 7/01/16	45	45,097
S/F, Series II (FHA), 6.20%, 3/01/16	255	255,841
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	2,805	2,981,603
North Carolina Medical Care Commission, Refunding RB, First Mortgage, Presbyterian Homes, 5.40%, 10/01/27	5,000	5,007,750
		8,290,291
Ohio — 0.6%
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	2,840	2,998,728
Toledo-Lucas County Port Authority, RB, St. Mary Woods Project, Series A:
6.00%, 5/15/24	750	359,985
6.00%, 5/15/34	2,250	1,079,955
		4,438,668
Pennsylvania — 2.1%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	5,490	4,477,314
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	3,805	4,174,656
National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	5,270	4,675,228
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,266,480
		14,593,678
Puerto Rico — 3.5%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series C, 6.25%, 8/01/39 (a)	22,915	5,336,216
First Sub-Series A, 6.50%, 8/01/44	10,120	11,924,801

MUNIYIELD FUND, INC.	JANUARY 31, 2012	4

Schedule of Investments (continued)	MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB (a):
First Sub-Series C, 6.58%, 8/01/38	$23,695	$5,426,866
Series A (AMBAC), 6.42%, 8/01/47	14,900	2,057,243
		24,745,126
Rhode Island — 0.5%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 7/15/35	4,240	3,387,718
South Carolina — 1.6%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	6,695	7,393,557
South Carolina State Public Service Authority, Refunding RB, Santee Cooper Project, Series C, 5.00%, 12/01/36	3,125	3,537,031
		10,930,588
Tennessee — 0.4%
Hardeman County Correctional Facilities Corp. Tennessee, RB, 7.75%, 8/01/17	2,870	2,869,856
Texas — 12.8%
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	4,365	4,672,427
City of Dallas Texas, Refunding RB, Waterworks & Sewer System, 5.00%, 10/01/35	3,060	3,488,798
City of Houston Texas, RB:
Senior Lien, Series A, 5.50%, 7/01/39	3,100	3,419,765
Special Facilities, Continental Airlines, Series E, AMT, 7.38%, 7/01/22	3,500	3,524,220
Special Facilities, Continental Airlines, Series E, AMT, 7.00%, 7/01/29	3,000	3,015,120
City of Houston Texas, Refunding RB, Sub-Lien Series A, AMT, 5.00%, 7/01/21	6,240	7,160,462
Gulf Coast IDA, RB, Citgo Petroleum Corp. Project, Mandatory Put Bonds, AMT, AMT, 7.50%, 5/01/25 (d)	3,900	3,959,202
Houston Industrial Development Corp., RB, Senior, Air Cargo, AMT, 6.38%, 1/01/23	1,485	1,382,743
La Vernia Higher Education Finance Corp., RB, KIPP Inc., Series A, 6.38%, 8/15/44	1,000	1,090,040
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	4,320	4,962,298

Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, RB:
CAB, Special Projects System, Series B, 7.55%, 9/01/37(a)	$4,110	$959,685
Toll, 2nd Tier, Series F, 6.13%, 1/01/31	12,140	13,375,973
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/25	6,365	6,976,740
Texas Private Activity Bond Surface Transportation Corp., RB:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project Senior Lien, 7.00%, 6/30/40	8,730	9,833,996
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project Senior Lien, 6.88%, 12/31/39	6,655	7,402,423
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.50%, 8/15/39	13,210	13,316,473
		89,542,645
US Virgin Islands — 0.9%
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	6,250	6,251,250
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	7,310	7,870,311
Virginia — 0.6%
James City County EDA, RB, First Mortgage, Williamsburg Lodge, Series A:
5.35%, 9/01/26	1,500	1,426,455
5.50%, 9/01/34	2,000	1,808,500
Winchester IDA Virginia, RB, Westminster-Canterbury, Series A, 5.20%, 1/01/27	1,000	1,028,470
		4,263,425
Washington — 1.0%
Vancouver Housing Authority Washington, HRB, Teal Pointe Apartments Project, AMT:
6.00%, 9/01/22	945	928,991
6.20%, 9/01/32	1,250	1,155,775
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	4,045	4,746,201
		6,830,967

MUNIYIELD FUND, INC.	JANUARY 31, 2012	5

Schedule of Investments (continued)	MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin — 4.2%
City of Milwaukee Wisconsin, RB, Senior, Air Cargo, AMT, 6.50%, 1/01/25	$595	$552,993
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,300	16,993,834
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	4,970	5,392,996
Wisconsin Health & Educational Facilities Authority, Refunding RB, Franciscan Sisters Healthcare, 5.00%, 9/01/26	6,470	6,649,478
		29,589,301
Wyoming — 1.1%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	6,195	7,112,913
Wyoming Municipal Power Agency, RB, Series A, 5.00%, 1/01/42	595	633,581
		7,746,494
Total Municipal Bonds – 107.8%		753,425,655

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Alabama — 0.7%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	4,538	4,762,213
Arizona — 0.8%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	4,909	5,376,580
California — 6.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	6,581	7,446,968
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39	5,310	5,955,218
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	4,650	5,086,216
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	2,154	2,472,345
San Francisco City & County Public Water Utilities Commission, RB, Series B, 5.00%, 11/01/39	19,080	21,075,196

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
California (concluded)
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	$4,429	$4,541,633
		46,577,576
Colorado — 2.5%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	7,490	7,881,652
Series C-7, 5.00%, 9/01/36	4,800	5,057,424
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A, 5.50%, 7/01/34	4,299	4,758,529
		17,697,605
Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,130	10,562,406
Series X-3, 4.85%, 7/01/37	9,270	10,597,093
		21,159,499
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	11,448	12,721,853
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	6,398	7,005,027
Massachusetts — 1.5%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	9,200	10,432,156
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	4,048	4,632,188
New York — 9.3%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	3,260	3,683,521
New York City Municipal Water & Sewer Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	3,194	3,677,709
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	21,630	24,572,329
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	13,080	14,884,125
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	16,723	18,149,697
		64,967,381

MUNIYIELD FUND, INC.	JANUARY 31, 2012	6

Schedule of Investments (continued)	MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
North Carolina — 3.4%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series A, 5.00%, 10/01/41	$18,897	$20,275,873
Wake Forest University, 5.00%, 1/01/38	3,120	3,429,348
		23,705,221
Ohio — 4.4%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	27,896	30,542,390
South Carolina — 2.7%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	7,795	8,660,868
5.25%, 12/01/29	6,920	7,675,180
5.25%, 12/01/30	2,510	2,779,047
		19,115,095
Tennessee — 1.7%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	11,240	12,004,770
Texas — 1.1%
Harris County Metropolitan Transit Authority, TRAN, RB, Series A, 5.00%, 11/01/41	6,920	7,819,669
Virginia — 3.6%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	6,266	7,010,180
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	10,618	11,807,825
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	6,075	6,519,864
		25,337,869
Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	5,384	5,969,588
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	11,458	12,194,683
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 47.5%		332,021,363
Total Long-Term Investments (Cost – $1,002,356,064) – 155.3%		1,085,447,018

Short-Term Securities	Par (000)	Value
Michigan Finance Authority, RB, SAN, Detroit Schools, Series A-1, 6.45% 2/20/12	$6,640,000	$6,640,000

	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (f)(g)	18,702,736	18,702,736
Total Short-Term Securities (Cost – $25,342,736) – 3.7%		25,342,736
Total Investments (Cost - $1,027,698,800*) 159.0%		1,110,789,754
Other Assets Less Liabilities – 1.3%		9,530,713
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (24.3)%		(169,856,156)
VRDP Shares, at Liquidation Value – (36.0)%		(251,400,000)
Net Assets Applicable to Common Shares– 100.0%		$699,064,311

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$856,462,403
Gross unrealized appreciation	$93,113,957
Gross unrealized depreciation	(8,592,592)
Net unrealized appreciation	$84,521,365

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at January 31, 2012	Income
FFI Institutional Tax-Exempt Fund	16,277,332	2,425,404	18,702,736	$2,739

(g)	Represents the current yield as of report date.

MUNIYIELD FUND, INC.	JANUARY 31, 2012	7

Schedule of Investments (concluded)	MuniYield Fund, Inc. (MYD)

•	Financial futures contracts sold as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
155	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$20,498,750	$(271,545)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
Ginnie Mac	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Financial Guaranty
RB	Revenue Bonds
SAN	State Aid Notes
S/F	Single-Family
SO	Special Obligation
TRAN	Tax Revenue Anticipation Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,085,447,018	—	$1,085,447,018
Short-Term Securities	$18,702,736	6,640,000	—	25,342,736
Total	$18,702,736	$1,092,087,018	—	$1,110,789,754

[1]	See above Schedule of Investments for value in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilitiess:
Interest rate contracts	$(271,545)	—	—	$(271,545)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

MUNIYIELD FUND, INC.	JANUARY 31, 2012	8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Fund, Inc.

Date: March 23, 2012